[Logo - AMUNDI PIONEER Asset Management]






								March 5, 2019

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission
File Desk
100 F Street, N.E.
Washington, D.C. 20549


Re:       Pioneer High Yield Fund (the "Fund")
          (File Nos. 333-90789 and 811-09685)
          CIK No. 0001094521

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of the prospectus and statement of additional information for the Fund, which would have been filed under paragraph (c) of Rule 497, do not differ from those contained in Post-Effective Amendment No. 35 to the Fund's registration statement on Form N-1A, filed electronically on February 27, 2019 (Accession No. 0001094521-19-000004).

If you have any questions concerning the foregoing certification, please contact me at (617) 422-4388.

Very truly yours,


/s/ Daniel J. Hynes
    -------------------------
    Daniel J. Hynes
    Senior Legal Product Manager



cc:     Christopher J. Kelley, Esq.
        Toby R. Serkin, Esq.



Amundi Pioneer Asset Management, Inc.
60 State Street
Boston, MA  02109-1820